Provisions and other non-current liabilities - Changes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Changes in provisions and other non-current liabilities
Balance as of the beginning of the period	$ 20,613	$ 21,432	$ 15,986
Allowances	1,756	1,248	2,416
Reversals	(1,378)	(2,414)	(1,378)
Currency translation adjustment	452	(33)	(519)
Other	(518)	380	4,927
Balance as of the end of the period	20,925	20,613	21,432
Asset retirement obligations
Changes in provisions and other non-current liabilities
Allowances	607	639	530
Reversals	(519)	(460)	(320)
Provisions for environmental contingencies
Changes in provisions and other non-current liabilities
Allowances	217	30	33
Reversals	(93)	(92)	(111)
Restructuring activities
Changes in provisions and other non-current liabilities
Allowances	271	60	149
Reversals	$ (135)	$ (122)	$ (106)